Warrant Derivative (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of significant unobservable inputs used in fair value measurement of liabilities
Schedule of fair value of warrants

Fair Value of Warrant
Derivative
Balance, December 31, 2018	$454,819
Change in fair value of warrant derivative	(180,096)
Balance, December 31, 2019	$274,723
Change in fair value of warrant derivative	600,141
Balance, December 31, 2020	$874,864

Warrant derivative
Disclosure of significant unobservable inputs used in fair value measurement of liabilities
Schedule of assumptions used for fair value of remaining convertible note derivative

	December 31,		December 31,
	2020		2019
Share price	C$	12.20	C$	6.30
Exercise price	C$	12.30	C$	12.30
Expected term (in years)		2.4		3.4
Expected share price volatility		79%		65%
Annual rate of quarterly dividends		0%		0%
Risk-free interest rate		0.2%		1.7%